Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements - Level 3 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements [Line Items]
Exercise price (in Dollars per share)	$ 11.50	$ 11.50
Implied stock price range (or underlying asset price at December 31, 2020) (in Dollars per share)	$ 9.95	$ 10.76
Volatility	21.00%	30.50%
Term	5 years 1 month 20 days	5 years 3 months
Risk-free rate	0.89%	0.40%
Dividend yield	0.00%	0.00%